Financial instruments - Classes of financial assets instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Asset [abstract]
Noncurrent Derivative Financial Assets	$ 1,032	$ 1,603
Non-current financial investments	2,455	2,841
Prepayments and financial receivables	1,033	912
Trade and other receivables	8,998	9,425
Current Derivative Financial Assets	318	159
Current financial investments	7,041	8,448
Cash and cash equivalents	7,556	4,390	$ 5,090		$ 8,613
Total	28,433	27,778
Non-financial assets [member]
Asset [abstract]
Noncurrent Derivative Financial Assets	0	0
Non-current financial investments	0	0
Prepayments and financial receivables	179	188
Trade and other receivables	510	865
Current Derivative Financial Assets	0	0
Current financial investments	0	0
Cash and cash equivalents	0	0
Total	689	1,053
Amortised cost [member]
Asset [abstract]
Noncurrent Derivative Financial Assets	0	0
Non-current financial investments	90	47
Prepayments and financial receivables	854	723
Trade and other receivables	8,488	8,560
Current Derivative Financial Assets	0	0
Current financial investments	6,145	4,085
Cash and cash equivalents	5,301	2,917
Total	20,878	16,332
Financial assets at fair value through profit or loss, category [member]
Asset [abstract]
Noncurrent Derivative Financial Assets	1,032	1,603
Non-current financial investments	2,365	2,794
Prepayments and financial receivables	0	0
Trade and other receivables	0	0
Current Derivative Financial Assets	318	159
Current financial investments	896	4,363
Cash and cash equivalents	2,255	1,473
Total	$ 6,866	$ 10,393

[1]	* Related to a change in accounting policies, see note 2 7 Changes in accounting policies for more information.